UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   10/31/11

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

OCTOBER 31, 2011

EAS GENESIS FUND

CLASS A SHARES  (EASAX)

CLASS C SHARES  (EASYX)

CLASS I SHARES  (EASIX)

EAS GLOBAL CYCLE FUND

CLASS A SHARES  (EGCAX)

CLASS C SHARES  (EGCEX)

CLASS I SHARES  (EGCSX)

1-877-EAS-0757

(1-877-327-0757)

www.EASfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

EAS Genesis Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2011

The Fund's performance figures* for the six-months ended October 31, 2011, as compared to its benchmark:
	Six Month	Annualized Since Inception**

EAS Genesis Fund - Class A	-8.65%	-0.96%
EAS Genesis Fund - Class A with load	-13.71%	-2.68%
EAS Genesis Fund - Class C	-8.98%	-1.58%
EAS Genesis Fund - Class I	-8.51%	-0.73%
S&P 500 Total Return Index ***	-7.11%	1.25%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-327-0757.

** Inception date is August 14, 2008.

*** The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Ten Holdings by Asset Class	% of Net Assets
Energy Funds	22.4%
High Yield Funds	10.7%
Equity Funds	10.6%
Merger & Arbitrage Fund	10.1%
Commodity Funds	5.7%
Precious Metals Fund	5.6%
Asset Allocation Funds	5.3%
Market Neutral Funds	5.2%
Currency Fund	5.1%
Other, Cash & Cash Equivalents	19.3%
	100.0%

EAS Global Cycle Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2011

The Fund's performance figures* for the six-months ended October 31, 2011, as compared to its benchmark:
	One Year	Since Inception**

EAS Global Cycle Fund - Class A	-10.32%	-0.48%
EAS Global Cycle Fund - Class A with load	-15.23%	-5.17%
EAS Global Cycle Fund - Class C	-10.56%	-0.75%
EAS Global Cycle Fund - Class I	-10.14%	-0.26%
MSCI World Index ***	-11.32%	13.05%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-327-0757.

** Inception date is August 31, 2010.

*** The MSCI World Index is an unmanaged Index.  Index returns assume reinvestment of dividends. Investors may not invest in the Index directly, unlike the Fund's return , the Index does not reflect any fees or expenses.

Top Ten Holdings by Asset Class	% of Net Assets
Specialty/Sector Fund	24.3%
Energy Fund	13.8%
International Fund	12.8%
International Real Estate Fund	10.7%
Commodity Fund	10.5%
Biotechnology Fund	10.4%
Debt Fund	6.4%
Emerging Market Funds	5.9%
Other, Cash & Cash Equivalents	5.2%
	100.0%

	PORTFOLIO OF INVESTMENTS (Unaudited)
	October 31, 2011
Shares		Value

	OPEN-ENDED MUTUAL FUNDS - 47.0%
	ASSET ALLOCATION FUND - 5.3%
96,733	Permanent Portfolio	$ 4,708,017

	CURRENCY FUND - 5.1%
367,107	Mark Hard Currency Fund	4,632,896

	EQUITY FUND - 10.6%
512,648	Yacktman Focused Fund	9,540,386

	HIGH YIELD BOND - 10.7%
1,359,659	Payden High Income Fund	9,585,595

	MARKET NEUTRAL FUNDS - 5.2%
386,031	Calamos Market Neutral Income Fund	4,632,375

	MERGER & ARBITRAGE FUND - 10.1%
572,280	Merger Fund *	9,082,091

	TOTAL MUTUAL FUNDS ( Cost - $41,819,596)	42,181,360

	EXCHANGE TRADED FUNDS - 34.8%
	COMMODITY FUNDS - 5.7%
52,000	ELEMENTS Linked to the Rogers International Commodity Index - Agri Tot Return *	485,680
275,700	iShares Gold Trust *	4,623,489
		5,109,169
	ENERGY FUNDS - 22.4%
592,600	Alerian MLP ETF	9,588,268
271,000	iShares S&P Global Energy Sector Index Fund	10,514,800
		20,103,068

	INTERNET FUND - 1.1%
30,000	First Trust Dow Jones Internet Index Fund	1,004,700

	PRECIOUS METALS FUND - 5.6%
84,600	Market Vectors Gold Miners ETF	4,977,018

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $30,549,994)	31,193,955

	SHORT-TERM INVESTMENTS - 11.5%
	MONEY MARKET FUND - 11.5%
10,289,807	Goldman Sachs Financial Square Funds - Treasury Instruments Fund	10,289,807
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $10,289,807)

	TOTAL INVESTMENTS - 93.3% ( Cost - $82,659,397) (a)	$ 83,665,122
	OTHER ASSETS LESS LIABILITIES - 6.7%	6,061,867
	NET ASSETS - 100.0%	$ 89,726,989

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,331,875
	Unrealized depreciation:	(326,150)
	Net unrealized appreciation:	$ 1,005,725

See accompanying notes to financial statements.

	EAS Global Cycle Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	October 31, 2011
Shares		Value

	OPEN-ENDED MUTUAL FUNDS - 32.4%
	DEBT FUND - 6.4%
72,871	Payden Emerging Markets Bond Fund	$ 1,050,799

	ENERGY FUND - 13.8%
81,933	Guinness Atkinson Funds - Global Energy Fund	2,256,441

	INTERNATIONAL REAL ESTATE FUND - 1.9%
18,832	EII International Property Fund	308,850

	SPECIALTY/SECTOR FUNDS - 10.3%
155,794	SteelPath MLP Select 40 Fund	1,690,360

	TOTAL OPEN-ENDED MUTUAL FUNDS ( Cost - $5,315,157)	5,306,450

	EXCHANGE TRADED FUNDS - 62.4%
	COMMODITY FUND - 10.5%
102,397	iShares Gold Trust *	1,717,198

	EMERGING MARKET FUNDS - 5.9%
18,520	WisdomTree Emerging Markets Equity Income Fund	974,152

	INTERNATIONAL REAL ESTATE FUND - 8.8%
41,100	SPDR Dow Jones International Real Estate ETF	1,440,966

	BIOTECHNOLOGY FUND - 10.4%
17,360	iShares Nasdaq Biotechnology Index Fund	1,705,273

	INTERNATIONAL FUND - 12.8%
39,876	iShares MSCI EAFE Index Fund	2,088,306

	SPECIALTY/SECTOR FUND - 14.0%
232,403	Lazard Global Listed Infrastructure Portfolio	2,296,140

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $10,303,329)	10,222,035

	SHORT-TERM INVESTMENTS - 5.1%
	MONEY MARKET FUND - 5.1%
841,609	Goldman Sachs Financial Square Funds - Treasury Instruments Fund	841,609
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $841,609)

	TOTAL INVESTMENTS - 99.9% ( Cost - $16,460,095) (a)	$ 16,370,094
	OTHER ASSETS LESS LIABILITIES - .1%	16,850
	NET ASSETS - 100.0%	$ 16,386,944

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 268,321
	Unrealized depreciation	(358,322)
	Net unrealized appreciation	$ (90,001)

See accompanying notes to financial statements.

EAS Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2011
	EAS Genesis Fund	EAS Global Cycle Fund
ASSETS
Investment securities:
At cost	$ 82,659,397	$ 16,460,095
At value	$ 83,665,122	$ 16,370,094
Receivable for securities sold	22,196,895	5,412,220
Cash	-	2,000
Receivable for Fund shares sold	45,145	24,936
Dividends and interest receivable	61,184	-
Prepaid expenses and other assets	36,884	33,063
TOTAL ASSETS	106,005,230	21,842,313

LIABILITIES
Payable for securities purchased	16,127,837	5,424,741
Investment advisory fees payable	76,363	10,388
Fees payable to other affiliates	21,592	9,473
Fund shares repurchased	39,136	3,176
Distribution (12b-1) fees payable	5,277	1,198
Accrued expenses and other liabilities	8,036	6,393
TOTAL LIABILITIES	16,278,241	5,455,369
NET ASSETS	$ 89,726,989	$ 16,386,944

Net Assets Consist Of:
Paid in capital	$ 83,477,757	$ 20,895,913
Undistributed net investment income (loss)	(155,077)	87,282
Accumulated net realized gain (loss) from security transactions and options written	5,398,585	(4,506,250)
Net unrealized appreciation (depreciation) of investments	1,005,725	(90,001)
NET ASSETS	$ 89,726,990	$ 16,386,944

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 16,659,776	$ 1,089,671
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,753,042	109,924
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$ 9.50	$ 9.91
Maximum Offering price per share
(net asset value plus maximum sales charge of 5.50%)	$ 10.05	$ 10.49

Class C Shares:
Net Assets	$ 1,987,227	$ 1,174,281
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	213,252	118,498
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$ 9.32	$ 9.91

Class I Shares:
Net Assets	$ 71,079,986	$ 14,122,992
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,426,876	1,422,667
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$ 9.57	$ 9.93

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

EAS Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six-Months Ended October 31, 2011
	EAS Genesis Fund	EAS Global Cycle Fund
INVESTMENT INCOME
Dividends	$ 635,566	$ 461,721
Interest	(283)	111
TOTAL INVESTMENT INCOME	635,283	461,832

EXPENSES
Investment advisory fees	527,243	203,527
Administrative services fees	54,452	28,493
Distribution (12b-1) fees:
Class A	30,346	5,024
Class C	10,971	5,314
Transfer agent fees	30,904	13,371
Accounting services fees	25,755	20,079
Registration fees	25,319	25,207
Professional fees	15,117	15,056
Custodian fees	9,999	8,704
Compliance officer fees	8,362	4,225
Printing and postage expenses	6,516	3,600
Trustees' fees and expenses	3,041	3,034
Insurance expense	1,014	761
Non 12b-1 shareholder servicing expense	8,382	5,080
Other expenses	34,655	5,264
TOTAL EXPENSES	792,076	346,739

Plus: Expense reimbursement recapture	-	40,171
NET EXPENSES	792,076	386,910

NET INVESTMENT INCOME (LOSS)	(156,793)	74,922

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Security transactions	(3,398,410)	(4,974,699)
Purchased Options	328,421	470,311
Net realized (loss) from investments and options	(3,069,989)	(4,504,388)

Net change in unrealized appreciation/depreciation from:
Security transactions	(6,464,374)	(2,710,440)
Purchased Options	159,184	77,132
Net change in unrealized depreciation from investments and options	(6,305,190)	(2,633,308)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND OPTIONS	(9,375,179)	(7,137,696)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (9,531,972)	$ (7,062,774)

See accompanying notes to financial statements.

EAS Funds
STATEMENTS OF CHANGES IN NET ASSETS

	EAS Genesis Fund		EAS Global Cycle Fund (a)

	For the	For the	For the	For the
	Six-Months Ended	Year Ended	Six-Months Ended	Period Ended
	October 31, 2011	April 30, 2011	October 31, 2011	April 30, 2011
FROM OPERATIONS	(Unaudited)		(Unaudited)
Net investment income (loss)	$ (156,793)	$ (368,470)	$ 74,922	$ (111,329)
Net realized gain (loss) from investments and options written	(3,069,989)	9,677,227	(4,504,388)	135,651
Distribution of realized gains from underlying investment companies	-	405,499	-	127
Net change in unrealized appreciation/(depreciation) on investments
and options	(6,305,190)	(1,449,307)	(2,633,308)	2,543,307
Net increase in net assets resulting from operations	(9,531,972)	8,264,949	(7,062,774)	2,567,756

DISTRIBUTIONS TO SHAREHOLDERS
From distributions in excess of net investment income:
Class A	-	-	-	(2,154)
Class C	-	-	-	-
Class I	-	-	-	(11,039)
From net realized gains
Class A	-	(412,330)	-	(152)
Class C	-	(25,649)	-	-
Class I	-	(913,615)	-	(671)
Net decrease in net assets from distributions to shareholders	-	(1,351,594)	-	(14,016)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,346,487	8,514,473	546,745	5,993,232
Class C	277,001	847,958	561,737	721,310
Class I	21,092,294	46,565,457	7,719,073	66,835,309
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	-	368,328	-	852
Class C	-	23,089	-	-
Class I	-	844,332	-	11,611
Redemption fee proceeds:
Class A	863	954	159	1,531
Class C	72	156	107	7
Class I	2,714	1,140	2,026	1,895
Payments for shares redeemed:
Class A	(12,593,639)	(18,412,274)	(4,422,466)	(741,495)
Class C	(370,850)	(424,032)	(6,795)	(6,309)
Class I	(22,066,793)	(46,583,358)	(54,817,960)	(1,504,591)
Net increase/(decrease) in net assets from shares of beneficial interest	(10,311,851)	(8,253,777)	(50,417,374)	71,313,352

TOTAL INCREASE/DECREASE IN NET ASSETS	(19,843,823)	(1,340,422)	(57,480,148)	73,867,092

NET ASSETS
Beginning of Year or Period	109,570,813	110,911,235	73,867,092	-
End of Year or Period *	$ 89,726,990	$ 109,570,813	$ 16,386,944	$ 73,867,092
* Includes accumulated undistributed net investment income (loss) of:	$ (155,077)	$ 1,716	$ 87,282	$ 12,360

(a) The EAS Global Cycle Fund commenced operations August 31, 2010.

See accompanying notes to financial statements.
EAS Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	EAS Genesis Fund		EAS Global Cycle Fund (a)

	For the	For the	For the	For the
	Six-Months Ended	Year Ended	Six-Months Ended	Period Ended
SHARE ACTIVITY	October 31, 2011	April 30, 2011	October 31, 2011	April 30, 2011
Class A:	(Unaudited)		(Unaudited)
Shares Sold	336,235	869,392	52,700	565,665
Shares Reinvested	-	37,167	-	81
Shares Redeemed	(1,299,285)	(1,888,292)	(438,280)	(70,242)
Net increase/(decrease) in shares of beneficial interest outstanding	(963,050)	(981,733)	(385,580)	495,504

Class C:
Shares Sold	28,211	87,262	53,062	66,682
Shares Reinvested	-	2,361	-	-
Shares Redeemed	(38,099)	(43,721)	(675)	(571)
Net increase/(decrease) in shares of beneficial interest outstanding	(9,888)	45,902	52,387	66,111

Class I:
Shares Sold	2,088,168	4,655,669	727,043	6,263,119
Shares Reinvested	-	84,772	-	1,098
Shares Redeemed	(2,219,361)	(4,639,138)	(5,427,384)	(141,209)
Net increase/(decrease) in shares of beneficial interest outstanding	(131,193)	101,303	(4,700,341)	6,123,008

(a) The EAS Global Cycle Fund commenced operations August 31, 2010.

See accompanying notes to financial statements.

EAS Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	EAS Genesis Fund								EAS Global Cycle Fund
				Class A						Class A

	For the Six-Months Ended		For the Year Ended		For the Year Ended		For the Period Ended		For the Six-Months Ended		For the Period Ended
	October 31		April 30,		April 30,		April 30,		October 31		April 30,
	2011		2011		2010		2009 (1)		2011		2011 (2)
	(Unaudited)								(Unaudited)
Net asset value, beginning of year or period	$ 10.40		$ 9.77		$ 8.73		$ 10.00		$ 11.05		$ 10.00

Activity from investment operations:
Net investment income (loss) (3)	(0.02)		(0.05)		(0.07)		(0.06)		0.01		(0.10)
Net realized and unrealized gain (loss)
on investments	(0.88)		0.82		1.11		(1.15)		(1.15)		1.18
Total from investment operations	(0.90)		0.77		1.04		(1.21)		(1.14)		1.08

Paid-in-capital from redemption fees (4)	0.00		0.00		0.00		0.00		0.00		0.00

Less distributions from:
Net investment income	-		-		-		(0.03)		-		(0.03)
Excess of net investment income	-		-		-		(0.03)		-		-
Net realized gains	-		(0.14)		-		-		-		0.00	(4)
Total distributions	-		(0.14)		-		(0.06)		-		(0.03)

Net asset value, end of year or period	$ 9.50		$ 10.40		$ 9.77		$ 8.73		$ 9.91		$ 11.05

Total return (5)	(8.65%)	(6)	7.93%		11.91%		(12.13%)	(6)	(10.32%)	(6)	10.88%	(6)

Net assets, end of year or period (000s)	$ 16,660		$ 28,242		$ 36,118		$ 13,903		$ 1,090		$ 5,474

Ratio of gross expenses to average
net assets (7)	1.67%	(8)	1.64%		1.63%		2.34%	(8)	1.48%	(8)	2.27%	(8)

Ratio of net expenses to average
net assets (7)	1.67%	(8)	1.64%		1.72%	(9)	1.95%	(8)	1.63%	(8,9)	1.95%	(8)

Ratio of net investment (loss) to
average net assets (10)	-0.46%	(8)	-0.51%		-0.74%		-0.90%	(8)	0.06%	(8)	-1.39%	(8)

Portfolio Turnover Rate	180%	(6)	147%		144%		387%	(6)	170%	(6)	68%	(6)

(1)	The EAS Genesis Fund commenced operations on August 14, 2008.
(2)	The EAS Global Cycle Fund commenced operations on August 31, 2010.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6) Not Annualized.
(7)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investments companies in which the Fund invests.
(8) Annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

EAS Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	EAS Genesis Fund								EAS Global Cycle Fund
			Class C							Class C

	For the Six-Months Ended		For the Year Ended		For the Year Ended		For the Period Ended		For the Six-Months Ended		For the Period Ended
	October 31		April 30,		April 30,		April 30,		October 31		April 30,
	2011		2011		2010		2009 (1)		2011		2011 (2)
	(Unaudited)								(Unaudited)
Net asset value, beginning of year or period	$ 10.24		$ 9.69		$ 8.72		$ 10.00		$ 11.08		$ 10.00

Activity from investment operations:
Net investment loss (3)	(0.06)		(0.12)		(0.14)		(0.09)		(0.05)		(0.18)
Net realized and unrealized gain (loss)
on investments	(0.86)		0.81		1.11		(1.14)		(1.12)		1.26
Total from investment operations	(0.92)		0.69		0.97		(1.23)		(1.17)		1.08

Paid-in-capital from redemption fees	0.00	(4)	0.00	(4)	-		-		0.00	(4)	0.00	(4)

Less distributions from:
Net investment income	-		-		-		(0.02)		-		-
Excess of net investment income	-		-		-		(0.03)		-		-
Net realized gains	-		(0.14)		-		-		-		0.00	(4)
Total distributions	-		(0.14)		-		(0.05)		-		-

Net asset value, end of year or period	$ 9.32		$ 10.24		$ 9.69		$ 8.72		$ 9.91		$ 11.08

Total return (5)	(8.98%)	(6)	7.17%		11.12%		(12.33%)	(6)	(10.56%)	(6)	10.80%	(6)

Net assets, end of year or period (000s)	$ 1,987		$ 2,284		$ 1,717		$ 386		$ 1,174		$ 732

Ratio of gross expenses to average
net assets (7)	2.42%	(8)	2.39%		2.38%		3.09%	(8)	2.23%	(8)	3.02%	(8)

Ratio of net expenses to average
net assets (7)	2.42%	(8)	2.39%		2.44%	(9)	2.70%	(8)	2.38%	(8,9)	2.70%	(8)
											3
Ratio of net investment (loss) to
average net assets (10)	-1.21%	(8)	-1.23%		-1.46%		-1.47%	(8)	-0.69%	(8)	-2.44%	(8)

Portfolio Turnover Rate	180%	(6)	147%		144%		387%	(6)	170%	(6)	68%	(6)

(1)	The EAS Genesis Fund commenced operations on August 14, 2008.
(2)	The EAS Global Cycle Fund commenced operations on August 31, 2010.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6) Not Annualized.
(7)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investments companies in which the Fund invests.
(8) Annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

EAS Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	EAS Genesis Fund								EAS Global Cycle Fund
				Class I						Class I

	For the Six-Months Ended		For the Year Ended		For the Year Ended		For the Period Ended		For the Six-Months Ended		For the Period Ended
	October 31		April 30,		April 30,		April 30,		October 31		April 30,
	2011		2011		2010		2009 (1)		2011		2011 (2)
	(Unaudited)								(Unaudited)
Net asset value, beginning of year or period	$ 10.46		$ 9.80		$ 8.74		$ 10.00		$ 11.05		$ 10.00

Activity from investment operations:
Net investment income (loss) (3)	(0.01)		(0.03)		(0.05)		0.04		0.02		(0.09)
Net realized and unrealized gain (loss)
on investments	(0.88)		0.83		1.11		(1.24)		(1.14)		1.18
Total from investment operations	(0.89)		0.80		1.06		(1.20)		(1.12)		1.09

Paid-in-capital from redemption fees (4)	0.00		0.00		0.00		0.00		0.00		0.00

Less distributions from:
Net investment income	-		-		-		(0.03)		-		(0.04)
Excess of net investment income	-		-		-		(0.03)		-		-
Net realized gains	-		(0.14)		-		-		-		0.00	(4)
Total distributions	-		(0.14)		-		(0.06)		-		(0.04)

Net asset value, end of year or period	$ 9.57		$ 10.46		$ 9.80		$ 8.74		$ 9.93		$ 11.05

Total return (5)	(8.51%)	(6)	8.21%		12.13%		(12.01%)	(6)	(10.14%)	(6)	10.94%	(6)

Net assets, end of year or period (000s)	$ 71,080		$ 79,045		$ 73,076		$ 43,510		$ 14,123		$ 67,661

Ratio of gross expenses to average
net assets (7)	1.42%	(8)	1.39%		1.38%		1.70%	(8)	1.23%	(8)	2.02%	(8)

Ratio of net expenses to average
net assets (7)	1.42%	(8)	1.39%		1.47%	(9)	1.70%	(8)	1.38%	(8,9)	1.70%	(8)

Ratio of net investment (loss) to
average net assets (10)	-0.21%	(8)	-0.26%		-0.50%		0.70%	(8)	0.31%	(8)	-1.24%	(8)

Portfolio Turnover Rate	180%	(6)	147%		144%		387%	(6)	170%	(6)	68%	(6)

(1)	The EAS Genesis Fund commenced operations on August 14, 2008.
(2)	The EAS Global Cycle Fund commenced operations on August 31, 2010.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6) Not Annualized.
(7)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investments companies in which the Fund invests.
(8) Annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2011

1.

ORGANIZATION

The EAS family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of two different active managed funds.  Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The EAS Genesis Fund (the “Genesis Fund”) commenced operations on August 14, 2008 and the EAS Global Cycle Fund (the “Global Cycle Fund”) commenced operations on August 31, 2010.  The investment objective of each Fund is as follows:

Fund

Primary Objective

Genesis Fund

Preservation and growth of capital

Global Cycle Fund

Long-Term growth of capital

Each Fund currently offers three classes of shares; Class A, Class C and Class I shares.  Class C and I shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.50%.  There are no sales charges on reinvested distributions. If you invest in more than one class of a Fund, you should notify the Funds of your combined Class A purchase amount in order to determine whether you qualify for a reduced sales charge.  You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of "Right of Accumulation" and "Letter of Intent" in the Funds’ prospectus.

You may be able to buy Class A Shares without a sales charge (i.e. “load-waived”) when you are:

•

reinvesting dividends or distributions;

•

participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services;

•

exchanging an investment in Class A Shares of another fund for an investment in a Fund;

•

a current or former director or trustee of the Trust;

•

an employee (including the employee’s spouse, domestic partner, children, grandchildren, parents, grandparents, siblings, and any independent of the employee, as defined in section 152 of the Internal Revenue Code) of the Funds’ Advisor or its affiliates or of a broker-dealer authorized to sell shares of such funds; or

•

purchasing shares through the Funds’ Advisor; or

•

purchasing shares through a financial services firm (such as a broker-dealer, investment Advisor or financial institution) that has a special arrangement with a Fund.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Funds’ income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

1.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.  Index Options listed on a securities exchange or board

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2011

 of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2011 for the Funds’ assets and liabilities measured at fair value:

EAS Genesis Fund

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 42,181,360	$ -	$ -	$ 42,181,360
Exchange Traded Funds	31,193,955	-	-	31,193,955
Money Market Funds	10,289,807	-	-	10,289,807
Total	$ 83,665,122	$ -	$ -	$ 83,665,122

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2011

EAS Global Cycle Fund

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 5,306,450	$ -	$ -	$ 5,306,450
Exchange Traded Funds	10,222,035	-	-	10,222,035
Money Market Funds	841,609	-	-	841,609
Total	$ 16,370,094	$ -	$ -	$ 16,370,094

The Funds did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and 2 during the current period presented.  It is the Fund’s policy to     recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options transactions - The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio and to generate income or gain for the Funds.  The ability of the Funds to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured.  The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments.

The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal income tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), for the Genesis Fund or expected to be taken in each Fund’s 2012 tax returns.  The Funds

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2011

 identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six-months ended October 31, 2011, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund

Purchases

Sales

Genesis Fund

$ 168,820,090

 $ 188,228,564

Global Cycle Fund

$   72,407,470

 $ 106,393,615

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  Emerald Asset Advisors, LLC serves as the Funds’ Investment Advisor (the “Advisor”).  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Genesis Fund’s average daily net assets, and 0.75% of Global Cycle Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2012, to waive a portion of its advisory fee and has agreed to reimburse each of the Funds for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses, such as litigation) do not exceed 1.95%, 2.70% and 1.70% per annum of each Fund’s average daily net assets for Class A, Class C and Class I shares, respectively.  During the six-months ended October 31, 2011 the Advisor did not waive any fees.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.95%, 2.70% and 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.95%, 2.70% and 1.70% of average daily net assets for Class A, Class C and Class I shares, respectively. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.95%, 2.70% and 1.70% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2011

 by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of October 31, 2011 the Advisor recapture all fees previously waved in the amount of $40,171 in the Global Cycle Fund.

The Board has adopted, on behalf of the Funds, a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A shares (of which up to 0.25% is a shareholder service fee) and 1.00% of its average daily net assets for Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder service fee) is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the six-months ended October 31, 2011, pursuant to the Plan, EAS Genesis Class A shares paid $30,346 and Class C shares paid $10,971 and EAS Global Cycle Class A shares paid $5,024 and Class C shares paid $5,314.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. The Distributor is an affiliate of GFS. During the six-months ended October 31, 2011, EAS Genesis, the Distributor received $39,789 in underwriting commissions for sales of Class A shares, of which $5,965 was retained by the principal underwriter or other affiliated broker-dealers.  EAS Global, the Distributor received $5,393 in underwriting commissions for sales of Class A shares, of which $547 was retained by the principal underwriter or other affiliated broker-dealers.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of GFS.

Effective July 1, 2011, with the approval of the Board, the Funds pay their pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Funds paid their pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Funds pay the chairperson of the Audit committee their pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as Funds’ assets reach certain breakpoints. Each Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

Genesis Fund

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Global Cycle Fund

No minimum

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Funds for the previous month. The Funds pay GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2011

The greater of:

A minimum annual fee of $24,000 per annum plus $6,000 for each additional share class above one plus

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Global Cycle’s annual fee was subject to discounts in the initial year and expired in Aug 2011. The minimum annual fee was $21,600 per annum plus $5,400 for each additional share class above one plus

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.  The fees are billed monthly as follows:

Genesis Fund

-

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 per class and the per account charge is $14.00 per account.

Global Cycle Fund

-

No minimum and the per account charge is $14.00 per account.

Custody Administration. Pursuant to the terms of the Funds’ Custody Administration Agreement with GFS (the “Custody Administration Agreement”), each Fund pays an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six-months ended October 31, 2011 is summarized in the table. The Custodian fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six-months ended October 31, 2011, the expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, is summarized in the table below.  Such fees are included in the line item marked “Compliance officer fees” on the Statement of Operations in the shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   GemCom collection for EDGAR and printing services performed, for the six-months ended October 31, 2011, is summarized in the table below.  Such fees are included in the line item marked “Printing and postage expense” on the Statement of Operations in the shareholder report.

Fund	Custody	Compliance	GenCom
Genesis Fund	$ 3,308	$ 8,362	$ 5,448
Global Cycle Fund	1,210	4,225	3,021

5.  REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund from which the redemption is made.  For the six-months ended October 31, 2011, the Genesis Fund accessed $863, $72 and $2,714 for Class A, Class C, and Class I shares, respectively.  For the six-months ended October 31, 2011, the Global Cycle Fund accessed $159, $107, and $2,026 for Class A, Class C, and Class I shares, respectively.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2011

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the period ended April 30, 2011 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain
Genesis Fund	$ -	$ 1,351,594
Global Cycle Fund	14,016	-

The Genesis Fund had no distributions for the period ended April 30, 2010.

As of April 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital	Post	Unrealized	Total
	Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
	Income	Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
Genesis Fund	$ 235,455	$ 8,076,419	$ -	$ -	$ 7,469,331	$ 15,781,205
Global Cycle Fund	-	-	(18,318)	-	2,572,123	2,553,805

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments and mark-to-market on open 1256 contracts.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to grantor trust adjustments.

Permanent book and tax differences, primarily attributable to net operating losses and grantor trusts and partnership adjustments, resulted in reclassification for the period ended April 30, 2011 as follows:

Accumulated Net Realized Gain (Loss)
	Paid in	Undistributed Net	from Security Transactions
	Capital	Investment Income	and Options Written
Genesis Fund	$ -	$ 364,748	$ (364,748)
Global Cycle Fund	(65)	136,882	(136,817)

7.    NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for each Fund’s fiscal year ending April 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the April 30, 2012 annual report

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2011

8.    SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the financial statements.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, each Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

The EAS Genesis Fund declared a distribution of .0283 Short-Term Capital Gain, .9699 Long-Term Capital Gain to Shareholder of record 12/28/2011, with an Ex date and payable date of 12/29/2011.

EAS Funds

EXPENSE EXAMPLES

October 31, 2011 (Unaudited)

As a shareholder of a Fund in The EAS Funds, you incur two types of costs: (1) transaction costs including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the EAS Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from May 1, 2011 through October 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the EAS Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period*	Ending Account Value 10/31/11	Expenses Paid During Period*
EAS Genesis Fund Class A	1.67%	$1,000.00	$913.50	$ 8.05	$1,016.79	$ 8.49
EAS Genesis Fund Class C	2.42%	$1,000.00	$910.20	$ 11.65	$1,013.01	$ 12.28
EAS Genesis Fund Class I	1.42%	$1,000.00	$914.90	$ 6.85	$1,018.05	$ 7.22
			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period*	Ending Account Value 10/31/11	Expenses Paid During Period
EAS Global Cycle Class A	1.48%	$1,000.00	$896.80	$ 7.08	$1,017.74	$ 7.53
EAS Global Cycle Class C	2.23%	$1,000.00	$894.40	$ 10.65	$1,013.96	$ 11.32
EAS Global Cycle Class I	1.23%	$1,000.00	$898.60	$ 5.89	$1,019.00	$ 6.26

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Approval of Sub-Advisory Agreements – EAS Funds (unaudited)

In connection with a regular meeting held on December 13, 2010, the Board of the Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”),  including a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), discussed the approval of the advisory agreement (the “Advisory Agreement”) between Emerald Asset Advisors, LLC (“Emerald” or the “Adviser”) and the Trust on behalf of the EAS Genesis Fund (“EAS Genesis”) and EAS Global Cycle Fund (“EAS Global”), (each a “Fund” and collectively the “Funds”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) (collectively with the Advisory Agreement, the “Agreements”) between Emerald and CWM, LLC, (“CWM” or the “Sub-Adviser”) (collectively with Emerald, the “Advisers”). In considering the proposed Agreements, the Board received materials specifically relating to the Agreements. These materials included: (a) information on the investment performance of the Advisers; (b) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Advisers; (d) investment management staffing; and (e) the financial condition of the Advisers.

In its consideration of the proposed Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreements include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Emerald’s capabilities and the experience of its personnel.  The Trustees noted that upon approval of the Advisory Agreement and the Sub-Advisory Agreement, Emerald would not directly manage the Fund’s assets, but rather would contract with CWM to implement the Funds’ investment strategies.  The Trustees noted that Emerald had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of each Fund’s investment policies and limitations, as well as federal securities laws.  The Trustees concluded that Emerald has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the EAS Global Cycle had only recently commenced operations, the Trustees concluded that the Fund’s investment performance was not a significant factor to their deliberations.  However, the Board noted with respect to the EAS Genesis that the Fund’s 1-year performance in 2009 was the median for its peer group and that the Fund’s performance was above average for its peer group since the Fund’s inception.  Although the Board could not consider the EAS Global Cycle’s performance, the Board considered the performance of Emerald’s separately managed account using the global cycle strategy (the “Account”).  The Board noted that for the 1-year and 3-year periods ended December 31, 2009 the Account outperformed the average of its peer group.  The Board concluded that it was satisfied with the EAS Genesis’s performance and that Emerald has potential to deliver favorable performance for EAS Global Cycle.

Fees and Expenses.  The Board noted that Emerald would continue to charge an annual fee for the EAS Genesis of 1.00% and for EAS Global Cycle of 0.75% of the Funds’ respective average daily net assets.  The Board also noted that those fees were below the average fees charged by other funds in each Fund’s peer group.  The Trustees concluded that the Funds’ advisory fees and expense ratios were acceptable in light of the quality of the services the Funds expected to receive from Emerald, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  It was noted that because of the relatively small size of the Funds, economies of scale were not a relevant consideration at this time.  After discussion, the Trustees stated that the officers will monitor each Fund’s asset levels, and, if economies of scale become a relevant consideration, they would re-evaluate the Funds’ advisory fees.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by Emerald in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits realized by Emerald from other activities related to the Funds. The Trustees agreed that excess profitability was not a concern at this time.

Conclusion.  Having requested and received such information from Emerald as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, determined that the proposed Agreements are in the best interests of the Funds and their shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the Agreements and voted to recommend it to shareholders for approval.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-EAS-0757 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-EAS-0757.

INVESTMENT ADVISOR

Emerald Asset Advisors, LLC

2843 Executive Park Drive

Weston, FL 33331

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/5/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/5/12